INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 6:-   INTANGIBLE ASSETS

a.    Intangibles consist of the following:

	December 31,
	2013	2014
Cost:

Development technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229

	3,414	3,414
Accumulated amortization:

Development technology	1,798	1,922
Customer relationships	945	978
Brand name	104	125

	2,847	3,025

Amortized cost	$567	$389

b.    Amortization expense amounted to $ 291, $ 192 and $ 178 for the years ended December 31, 2012, 2013 and 2014, respectively.

c.    Estimated amortization expense for:

Year ended December 31,	US $

2015	166
2016	160
2017	21
2018	21
2019	21

$389